NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
NOTES PAYABLE [Abstract]
Schedule of Notes Payable
	December 31,
	2014	2013
Due May 27, 2015	$1,627,075	$-
Due May 27, 2015	1,627,075	-
Due May 27, 2015	1,627,075	-
Due May 27, 2015	1,627,075	-
Due May 11, 2015	1,627,075	-
Due May 11, 2015	1,627,075	-
Due April 10, 2015, subsequently repaid on due date	325,417	-
Due April 9, 2015, subsequently repaid on due date	1,627,075	-
Due March 25, 2015, subsequently repaid on due date	813,537	-
Due March 17, 2015, subsequently repaid on due date	1,138,952	-
Due March 17, 2015, subsequently repaid on due date	488,116	-
Due February 28, 2015, subsequently repaid on due date	1,627,075	-
Due February 27, 2015, subsequently repaid on due date	3,254,149	-
Due January 31, 2015, subsequently repaid on due date	813,537	-
Due January 29, 2015, subsequently repaid on due date	1,464,367	-
Due January 23, 2015, subsequently repaid on due date	1,627,075	-
Due January 23, 2015, subsequently repaid on due date	976,245	-
Due January 21, 2015, subsequently repaid on due date	976,245	-
Due January 21, 2015, subsequently repaid on due date	1,627,075	-
Due Jun 27,2014, subsequently repaid on due date,	-	807,194
Due Jun 18,2014, subsequently repaid on due date,	-	968,632
Due Jun 17,2014, subsequently repaid on due date,	-	1,614,387
Due Jun 11,2014, subsequently repaid on due date,	-	1,614,387
Due Jun 5,2014, subsequently repaid on due date,	-	1,614,387
Due Jun 3,2014, subsequently repaid on due date,	-	1,614,387
Due May 26,2014, subsequently repaid on due date	-	1,614,387
Due May 21,2014, subsequently repaid on due date	-	1,614,387
Due May 21,2014, subsequently repaid on due date	-	807,194
Due May 21,2014, subsequently repaid on due date	-	807,194
Due May 8,2014, subsequently repaid on due date	-	807,194
Due May 8,2014, subsequently repaid on due date	-	807,194
Due May 8,2014, subsequently repaid on due date	-	1,614,387
Due May 8,2014, subsequently repaid on due date	-	6,917,657
Due May 4,2014, subsequently repaid on due date	-	1,614,387
Due April 12,2014, subsequently repaid on due date	-	807,194
Due April 12,2014, subsequently repaid on due date	-	807,194
Due April 11,2014, subsequently repaid on due date	-	1,614,387
Due March 30,2014, subsequently repaid on due date	-	1,614,387
Due March 30,2014, subsequently repaid on due date	-	1,614,387
Due March 13,2014, subsequently repaid on due date	-	1,614,387
Due March 5,2014, subsequently repaid on due date	-	1,614,387
Due March 5,2014, subsequently repaid on due date	-	1,614,387
Due January 30,2014, subsequently repaid on due date	-	1,130,071
Due January 25,2014, subsequently repaid on due date	-	1,130,071
Due January 25,2014, subsequently repaid on due date	-	1,130,071
Due January 25,2014, subsequently repaid on due date	-	807,194
Due January 23,2014, subsequently repaid on due date	-	1,614,387
Due January 22,2014, subsequently repaid on due date	-	1,614,387
Due January 17,2014, subsequently repaid on due date	-	807,194
Due January 12,2014, subsequently repaid on due date	-	807,194
Due January 4,2014, subsequently repaid on due date	-	1,614,387
Due January 4,2014, subsequently repaid on due date	-	968,632
Due January 4,2014, subsequently repaid on due date	-	645,755
Due January 4,2014, subsequently repaid on due date	-	1,614,387
Due January 4,2014, subsequently repaid on due date	-	968,632
Total	$26,521,315	$50,990,427